Contributed Equity - Summary of Issued and Fully Paid Shares (Parenthetical) (Detail) - Ordinary shares [member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
BHP Petroleum International Pty Ltd [member]
Disclosure of classes of share capital [line items]
Share price	$ 21.06
Number of shares issued	914,768,948	914,768,948
2021 dividend [member]
Disclosure of classes of share capital [line items]
Share price	$ 23.14
Number of shares issued		14,348,997